--------------------------------------------------------------------------------

                               Semi-Annual Report
                                         11.30.02

PIMCO MUNICIPAL INCOME FUND II
PIMCO CALIFORNIA MUNICIPAL INCOME FUND II
PIMCO NEW YORK MUNICIPAL INCOME FUND II

================================================================================



                          CONTENTS

[GRAPHIC OMITTED]         Chairman's Letter ................................. 1

                          Management Review and Outlook ................... 2-3

                          Performance and Statistics ...................... 4-9

[GRAPHIC OMITTED]         Schedules of Investments ...................... 10-27

                          Statements of Assets and Liabilities ............. 28

                          Statements of Operations ......................... 29

[GRAPHIC OMITTED]         Statements of Changes in Net Assets .............. 30

                          Notes to Financial Statements ................. 31-34

                          Financial Highlights ............................. 35


                                                           [PIMCO ADVISORS LOGO]

PIMCO MUNICIPAL INCOME FUNDS II LETTER TO SHAREHOLDERS

                                                                January 10, 2003


Dear Shareholder:


PIMCO Advisors Fund Management LLC is pleased to provide you with the initial financial report for PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II and PIMCO New York Municipal Income Fund II (the "PIMCO Municipal Income Funds II" or the "Funds") for the period June 28, 2002 (commencement of operations) through November 30, 2002.

The Funds' abbreviated first reporting period was marked by ongoing volatility in the global financial markets. However, this climate continued to support the municipal bond markets as investors fled stocks and riskier securities and flocked to the relative stability offered by U.S. Treasuries and other high-quality fixed income securities. Accordingly, we are pleased to report that the PIMCO Municipal Income Funds II delivered strong absolute performance for the period. The Funds' portfolio manager achieved these results by adhering to PIMCO's time-tested total return philosophy.

The Funds' use of leverage, which entails additional risks, including enhanced interest rate risk, contributed positively to the Funds' performance during the reporting period. During adverse market conditions, leverage can also exacerbate negative performance. Consequently, it is important to maintain a well-diversified investment portfolio. Consult your financial advisor to develop an asset allocation strategy that is appropriate for you.

Please refer to the Fund information and commentaries on the following pages. If you have any questions, contact your financial advisor or call our shareholder services area at 1-800-331-1710. You can also access a wide range of information and resources through our web site-- www.pimcoadvisors.com.

Thank you for the trust you have placed with PIMCO Advisors. We remain dedicated to serving your investment needs.


Sincerely,


/s/ Stephen Treadway                          /s/ Brian S. Shlissel

Stephen Treadway                              Brian S. Shlissel
CHAIRMAN                                      PRESIDENT, CHIEF EXECUTIVE OFFICER



PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. There is no guarantee that these or any other investment techniques will be effective under all market conditions. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

                 11.30.02 | PIMCO Municipal Income Funds II Semi-Annual Report 1

PIMCO MUNICIPAL INCOME FUNDS II MANAGEMENT REVIEW & OUTLOOK


                                                          [PHOTO OF MARK McCRAY]

                                                          MARK MCCRAY
                                                          Fund Manager

The PIMCO Municipal Income Funds II generated positive returns during the period June 28, 2002 (commencement of operations) through November 30, 2002; (see individual fund pages for complete performance information). Below, Mark McCray, the Funds' portfolio manager, provides insight into the municipal bond market and offers his outlook and strategy going forward.

Q.   HOW WOULD  YOU  CHARACTERIZE  THE PAST SIX  MONTHS  IN THE  MUNICIPAL  BOND
     MARKET?

A. Flight to quality was the driving force in the municipal bond market during the past six months, as investor concerns mounted over a weakening U.S. economy, declining earnings and heightened geopolitical risk. Treasury and municipal yields fell sharply for most of the period. However, a stock market rally towards the end of the period caused bonds to give back some of their gains. Municipals performed well during the period, delivering solid tax-adjusted returns relative to the overall bond market. Looking at the state markets, California underperformed the national municipal bond market amid heavy new issuance. The New York municipal market outperformed, with short- and intermediate-term bond yields falling further than long-term alternatives.

Q.   WHAT WERE THE TOP PERFORMING MUNICIPAL SECTORS?

A. Overall, revenue bonds outperformed general obligation issues, which were hindered by increased supply and concerns over diminishing tax revenues. Within the revenue sector, high quality transportation and utility bonds performed well. Insured bonds were strong performers across the municipal markets, as investors looked to avoid risk. In California, a high quality focus proved beneficial, as investors preferred the stability offered by higher-rated bonds. In New York, both revenue and general obligation issues performed well. Insured holdings of both New York and California municipal bonds were positive amid investors' flight to quality.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. This update contains the current opinions of the Fund manager and does not represent a recommendation of any particular security, strategy or investment product. Such opinion is subject to change without notice. This update is distributed for educational purposes and should not be considered investment advice. The credit quality of the investment in the portfolio does not apply to the stability or safety of the fund. For additional information on the PIMCO Closed-end Funds, contact your financial advisor or call 1-800-331-1710.

2  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.02

PIMCO MUNICIPAL INCOME FUNDS II MANAGEMENT REVIEW & OUTLOOK

Q.   WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE MUNICIPAL BOND MARKET?

A. Looking ahead, we expect the modest U.S. recovery to continue, driven mainly by the consumer and housing sectors. While the business sector has begun the healing process, it is likely to remain weak in the months ahead. Within our investment universe, sluggish growth could challenge municipal credits as tax revenues lag the economy. However, now that the larger municipal deals of 2002 have passed, there should be much lighter issuance in the months ahead. This, combined with heavy coupon reinvestment, should bode well for the asset class over the near term. Looking at the state markets, California issuance is expected to be more moderate going forward, lending support to that market. New York issuance is expected to increase due to the passing of the state's budget and the financing needs of state and local governments.

Q.   IN THIS ENVIRONMENT, HOW DO YOU INTEND TO POSITION THE FUNDS?

A. In general, we expect to maintain high overall quality given the weak fiscal situation facing most municipal issuers. Focusing on how individual state and local governments manage their budgetary imbalances will be critical in determining which sectors of the marketplace remain attractive. In the meantime, we intend to emphasize high-quality revenue bonds, which we believe continue to offer attractive risk-adjusted yields.



Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 12 years of investment experience.

                 11.30.02 | PIMCO Municipal Income Funds II Semi-Annual Report 3

PIMCO MUNICIPAL INCOME FUND II PERFORMANCE SUMMARY AND STATISTICS

SYMBOL:                       PRIMARY INVESTMENTS:         FUND INCEPTION DATE:
PML                           Municipal fixed-income       June 28, 2002
                              securities, the interest
OBJECTIVE:                    from which is exempt from    NET ASSETS:
PIMCO Municipal Income        federal income tax.          $1,325.5 million
Fund II seeks to provide                                   (at 11/30/02)
income exempt from federal
income tax.                                                PORTFOLIO MANAGER:
                                                           Mark McCray


TOTAL RETURN(1)                       Market Price                     NAV
--------------------------------------------------------------------------------
Commencement of Operations
(6/28/02 to 11/30/02)                    -2.17%                        1.57%
--------------------------------------------------------------------------------

COMMON SHARE PRICE PERFORMANCE (WEEKLY)
For the period ended 11/30/02
o Municipal Income Fund II at NAV
o Municipal Income Fund II at Market Price

[The table below represents a line chart in the printed report.]

[data to come]


MONTHLY PER SHARE COMMON DIVIDENDS
PERIOD ENDED 11/30/02

[The table below represents a bar chart in the printed report.]

[data to come]


4  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.02

PIMCO MUNICIPAL INCOME FUND II PERFORMANCE SUMMARY AND STATISTICS

CREDIT QUALITY                            TOP FIVE STATE HOLDINGS:
--------------------------------------    --------------------------------------
AAA                                69%    Texas                            18.2%
--------------------------------------    --------------------------------------
AA                                 13%    Illinois                         14.9%
--------------------------------------    --------------------------------------
A                                  16%    Massachusetts                    10.9%
--------------------------------------    --------------------------------------
BBB                                 2%    Alabama                           7.8%
--------------------------------------    --------------------------------------
WEIGHTED AVERAGE QUALITY           AA+    Florida                           5.4%
--------------------------------------    --------------------------------------


PORTFOLIO STATISTICS
-----------------------------------------------------------
Market Price                                        $14.34
-----------------------------------------------------------
Net Asset Value                                     $14.22
-----------------------------------------------------------
Market Yield                                          7.06%
-----------------------------------------------------------
Taxable Equivalent Yield (FEDERAL INCOME TAX RATE)  *11.50%
-----------------------------------------------------------
Net Assets (millions)                             $1,325.5
-----------------------------------------------------------
Average Effective Maturity (years)                   20.63
-----------------------------------------------------------
Average Duration (years)                             12.28
-----------------------------------------------------------

PORTFOLIO COMPOSITION-TOP 5 SECTORS
-----------------------------------------------------------

[The table below represents a bar chart in the printed report.]

Education Rev.             7%
Other Rev.                20%
Transportation Rev.       12%
Healthcare Rev.           13%
Water & Sewer Rev.        18%


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. 1. Total return is determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gains distributions by the Fund have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. *Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Fund. The rate shown highlights the value of owning shares that are exempt from taxes, and is based on a federal tax rate of 38.6%. An investment in the Fund involves risk, including the loss of principal. Investment return, price, yields and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax (AMT). Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value (NAV) per common share is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Duration is a measure of the Fund's price sensitivity expressed in years. The credit quality of the investment in the portfolio does not apply to the stability or safety of the Fund. Certain securities are not rated by a nationally recognized rating agency. In these circumstances, the Fund's Sub-Adviser assigns a rating to these securities based on their analysis of the issuers credit quality. Holdings are subject to change daily.

                 11.30.02 | PIMCO Municipal Income Funds II Semi-Annual Report 5

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II PERFORMANCE SUMMARY AND STATISTICS

SYMBOL:                   PRIMARY INVESTMENTS:      INCEPTION DATE:
PCK                       Municipal fixed-income    June 28, 2002
                          securities, the interest
OBJECTIVE:                from which is exempt      NET ASSETS:
PIMCO California          from federal and          $680.6 million (at 11/30/02)
Municipal Income Fund II  California State
seeks to provide current  income tax.               PORTFOLIO MANAGER:
income exempt from                                  Mark McCray
federal and California
State income tax.


TOTAL RETURN(1)                       Market Price                      NAV
--------------------------------------------------------------------------------
Commencement of Operations
(6/28/02 to 11/30/02)                    -2.16%                        0.22%
--------------------------------------------------------------------------------

COMMON SHARE PRICE PERFORMANCE (WEEKLY)
For the period ended 11/30/02
o California Municipal Income Fund II at NAV
o California Municipal Income Fund II at Market Price

[The table below represents a line chart in the printed report.]

[data to come]


MONTHLY PER SHARE COMMON DIVIDENDS
PERIOD ENDED 11/30/02

[The table below represents a bar chart in the printed report.]

[data to come]


6  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.02

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II PERFORMANCE SUMMARY AND STATISTICS


CREDIT QUALITY
-------------------------------------------------
AAA                                          82%
-------------------------------------------------
AA                                            2%
-------------------------------------------------
A                                            10%
-------------------------------------------------
BB                                            6%
-------------------------------------------------
WEIGHTED AVERAGE QUALITY                    AAA
-------------------------------------------------


PORTFOLIO COMPOSITION-TOP 5 SECTORS
-------------------------------------------------

[The table below represents a bar chart in the printed report.]

Other Rev.                                   10%
Water & Sewer Rev.                           18%
State General Obligations                    12%
Education Rev.                               14%
Local General Obligations                    17%


PORTFOLIO STATISTICS
-------------------------------------------------
Market Price                            $ 14.35
-------------------------------------------------
Net Asset Value                         $ 14.04
-------------------------------------------------
Market Yield                               6.79%
-------------------------------------------------
Taxable Equivalent Yield*                 12.19%
-------------------------------------------------
Net Assets (millions)                   $ 680.6
-------------------------------------------------
Average Effective Maturity (years)        22.87
-------------------------------------------------
Average Duration (years)                  11.87
-------------------------------------------------


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. 1. Total return is determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gains distributions by the Fund have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. *Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Fund. The rate shown highlights the value of owning shares that are exempt from taxes, and is based on a combined federal and state tax rate of 44.31%. An investment in the Fund involves risk, including the loss of principal. Investment return, price, yields and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax (AMT). Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value (NAV) per common share is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Duration is a measure of the Fund's price sensitivity expressed in years. The credit quality of the investment in the portfolio does not apply to the stability or safety of the Fund. Certain securities are not rated by a nationally recognized rating agency. In these circumstances, the Fund's Sub-Adviser assigns a rating to these securities based on their analysis of the issuers credit quality. Holdings are subject to change daily.


                 11.30.02 | PIMCO Municipal Income Funds II Semi-Annual Report 7

PIMCO NEW YORK MUNICIPAL INCOME FUND II PERFORMANCE SUMMARY AND STATISTICS

SYMBOL:
PNI

OBJECTIVE:                PRIMARY INVESTMENTS:      INCEPTION DATE:
PIMCO New York Municipal  Municipal fixed-income    June 28, 2002
Income Fund II seeks to   securities, the interest
provide current income    from which is exempt      NET ASSETS:
exempt from federal, New  from federal, New York    $236.7 million (at 11/30/02)
York State and New York   State and New York City
City income tax.          income tax.               PORTFOLIO MANAGER:
                                                    Mark McCray


TOTAL RETURN(1)                       Market Price                  NAV
--------------------------------------------------------------------------------
Commencement of Operations
(6/28/02 to 11/30/02)                     -3.06%                    1.35%
--------------------------------------------------------------------------------

COMMON SHARE PRICE PERFORMANCE (WEEKLY)
For the period ended 11/30/02
o New York Municipal Income Fund II at NAV
o New York Municipal Income Fund II at Market Price

[The table below represents a line chart in the printed report.]

[data to come]


MONTHLY PER SHARE COMMON DIVIDENDS
PERIOD ENDED 11/30/02

[The table below represents a bar chart in the printed report.]

[data to come]


8  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.02

PIMCO NEW YORK MUNICIPAL INCOME FUND II PERFORMANCE SUMMARY AND STATISTICS

CREDIT QUALITY
-------------------------------------------------
AAA                                          35%
-------------------------------------------------
AA                                           46%
-------------------------------------------------
A                                            19%
-------------------------------------------------
WEIGHTED AVERAGE QUALITY                     AA
-------------------------------------------------

PORTFOLIO COMPOSITION-TOP 5 SECTORS
-------------------------------------------------

[The table below represents a bar chart in the printed report.]

Transportation Rev.                           9%
Other Rev.                                   23%
Water & Sewer Rev.                           11%
Miscellaneous                                15%
Higher Education Rev.                        15%


PORTFOLIO STATISTICS
-------------------------------------------------
Market Price                            $ 14.22
-------------------------------------------------
Net Asset Value                         $ 14.20
-------------------------------------------------
Market Yield                               6.86%
-------------------------------------------------
Taxable Equivalent Yield*                 12.00%
-------------------------------------------------
Net Assets (millions)                   $ 236.7
-------------------------------------------------
Average Effective Maturity (years)        20.34
-------------------------------------------------
Average Duration (years)                  12.17
-------------------------------------------------


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. 1. Total return is determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gains distributions by the Fund have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. *Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Fund. The rate shown highlights the value of owning shares that are exempt from taxes, and is based on a combined federal and state tax rate of 42.81%. An investment in the Fund involves risk, including the loss of principal. Investment return, price, yields and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax (AMT). Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value (NAV) per common share is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Duration is a measure of the Fund's price sensitivity expressed in years. The credit quality of the investment in the portfolio does not apply to the stability or safety of the Fund. Certain securities are not rated by a nationally recognized rating agency. In these circumstances, the Fund's Sub-Adviser assigns a rating to these securities based on their analysis of the issuers credit quality. Holdings are subject to change daily.

                 11.30.02 | PIMCO Municipal Income Funds II Semi-Annual Report 9

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2002 (unaudited)

  Principal
   Amount                                                                                           Credit Ratings
    (000)                                                                                            (Moody's/S&P)         Value*
====================================================================================================================================
 MUNICIPAL BONDS & NOTES -- 89.2%
------------------------------------------------------------------------------------------------------------------------------------
               ALABAMA--6.7%
 $ 61,895      Birmingham Waterworks & Sewer Board. Rev., Ser. B, 5.00%, 1/1/27-1/1/43 (MBIA)            Aaa/AAA       $ 60,012,842
    1,750      Huntsville Health Care Auth., Ser. B, 5.75%, 6/1/32                                        A2/NR           1,740,148
   29,080      Jefferson Cnty. Sewer Rev., Ser. B, 4.75%-5.00%, 2/1/38-2/1/41 (FGIC)                     Aaa/AAA         27,531,807
                                                                                                                       ------------
                                                                                                                         89,284,797
                                                                                                                       ============
               ALASKA--1.3%
               State Housing. Fin. Corp.,
   13,885         5.00%, 12/1/39, Ser. A                                                                 Aaa/AAA         13,244,902
    3,550         5.25%, 6/1/32, Ser. C (MBIA)                                                           Aaa/AAA          3,479,035
                                                                                                                       ------------
                                                                                                                         16,723,937
                                                                                                                       ============
               ARIZONA--0.1%
    1,300      State Health Fac. Auth. Hosp. Rev., 5.75%, 12/1/32                                         NR/BBB          1,212,406
                                                                                                                       ============
               CALIFORNIA--0.1%
    1,000      Rancho Cucamonga Cmnty. Facs. Dist., Ser. A, 6.30%, 9/1/23                                 NR/NR           1,013,680
                                                                                                                       ============
               COLORADO--4.5%
   30,000      Dawson Ridge Dist. No. 1, GO, Ser. A, zero coupon, 10/1/22                                 Aaa/NR         10,451,700
    5,000      Denver Co. City & Cnty. Cert. of Participation, Ser. B, 5.50%, 12/1/25 (AMBAC)            Aaa/AAA          5,205,000
   25,000      Health Fac. Auth. Rev., Catholic Health Initiatives-A, 5.50%, 3/1/32                       Aa2/AA         24,640,000
   18,305      Health Fac. Auth. Rev., Exempla Inc., Ser. A, 5.625%, 1/1/33                                A1/A          17,722,169
    6,500      Health Fac. Auth. Rev., Liberty Height, Retirement Fac., zero coupon, 7/15/22             Aaa/AAA          2,290,145
                                                                                                                       ------------
                                                                                                                         60,309,014
                                                                                                                       ============
               DISTRICT OF COLUMBIA--1.3%
   17,500      Washington D.C. Convention Ctr. Auth. Tax Rev., 4.75%, 10/1/28 (AMBAC)                    Aaa/AAA         16,505,125
                                                                                                                       ============
               FLORIDA--4.5%
    8,000      Highlands Cnty. Health Fac. Auth. Rev., Ser. A, 6.00%, 11/15/31                            A3/A-           8,199,680
      635      Hillsborough Cnty. Health Fac. Indl. Dev. Rev., 5.625%, 8/15/23                           Baa2/BBB           580,384
    1,925      Hillsborough Cnty. Pollution Control Rev., Tampa Electric Co. Proj., 5.50%, 10/1/23        A2/BBB          1,878,242
    7,135      Jacksonville Health Facs. Auth. Rev., Ser. A, 5.25%, 11/15/32                              Aa2/AA          6,904,825
    3,525      Jacksonville Impt. Rev., Ser. A, 5.00%, 10/1/30 (AMBAC)                                    Aaa/NR          3,493,345


10 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.02 |

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2002 (unaudited)

  Principal
   Amount                                                                                           Credit Ratings
    (000)                                                                                            (Moody's/S&P)        Value*
====================================================================================================================================
               FLORIDA--(CONTINUED)
 $  5,350      Lakeland Elec. & Water Rev., Ser. A, 5.00%, 10/1/28 (MBIA)                                Aaa/AAA       $  5,318,916
   10,000      Lakeland Hosp. Syst. Rev., Regional Health Sys., 5.50%, 11/15/32                           A1/NR           9,700,000
    3,000      Leesburg Hosp. Rev., Leesburg Regional Medical Center, 5.50%, 7/1/32                        A2/A           2,881,470
    1,410      Melbourne Water & Sewer Rev., Ser. A, 5.00%, 10/1/32 (FGIC)                               Aaa/AAA          1,394,800
    4,610      Municipal Council Rev., North Miami Beach Water Proj., Ser. B, 5.00%, 8/1/32 (MBIA)       Aaa/AAA          4,560,443
    7,550      Orange Cnty. Health Fac., Adventist Health Sys., 5.625%-6.25%, 11/15/24-11/15/32           A3/A-           7,716,081
    6,615      State Board of Education, Ser. B, GO, 5.00%, 6/1/27 (FGIC)                                Aaa/AAA          6,587,217
    1,500      Winter Springs Water & Sewer Rev., zero coupon, 10/1/29 (FGIC)                            Aaa/AAA            350,850
                                                                                                                       ------------
                                                                                                                         59,566,253
                                                                                                                       ============
               GEORGIA--1.0%
    9,000      Atlanta Water & Wastewater, Ser. A, 5.00%, 11/1/39 (MBIA)                                 Aaa/AAA          8,777,610
    1,500      Grantor Trust Gov't Cert. of Participation, Ser. A, 4.75%, 6/1/28 (MBIA)                  Aaa/AAA          1,431,735
    9,600      Richmond Cnty. Dev Auth. Rev., zero coupon, 12/1/21                                        Aaa/NR          3,509,088
                                                                                                                       ------------
                                                                                                                         13,718,433
                                                                                                                       ============
               HAWAII--1.4%
   19,170      Honolulu City & Cnty. Wastewater Syst. Rev., First Board Resolution, 4.75%, 7/1/28 (FGIC)  Aaa/NR         18,164,150
                                                                                                                       ============
               ILLINOIS--13.9%
   11,760      Central Lake Cnty. Water Agy. Rev., Ser. A, 5.125%, 5/1/28-5/1/32 (AMBAC)                 Aaa/AAA         11,754,708
               Chicago Board of Education School Reform GO, Ser. A,
    2,830         5.25%, 12/1/18 (MBIA)                                                                  Aaa/AAA          2,973,707
    9,500         zero coupon, 12/1/28-12/1/31 (FGIC)                                                    Aaa/AAA          2,067,695
   94,485      Chicago City Colleges GO, zero coupon, 1/1/37-1/1/39 (FGIC)                               Aaa/AAA         13,173,627
    5,050      Chicago GO, Ser. A, 5.125%, 1/1/29 (FGIC)                                                 Aaa/AAA          5,046,162
    7,000      Chicago Midway Arpt. Rev., Ser. B, 5.00%, 1/1/31 (MBIA)                                   Aaa/AAA          6,794,200
    5,000      Cicero Corp. GO, 5.25%, 12/1/31 (MBIA)                                                    Aaa/AAA          5,092,000
  111,745      Metropolitan Pier & Exposition Auth., zero coupon-5.00%, 12/15/28-12/15/33 (MBIA)         Aaa/AAA         23,086,938
  144,650      State Dev. Fin. Auth. Retirement Housing Rev., zero coupon, 7/15/23-7/15/25                NR/AAA         42,497,813
    4,350      State GO, 4.75%, 10/1/27 (MBIA)                                                           Aaa/AAA          4,095,830


| 11.30.02 | PIMCO Municipal Income Funds II Semi-Annual Report 11

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2002 (unaudited)

  Principal
   Amount                                                                                           Credit Ratings
    (000)                                                                                            (Moody's/S&P)        Value*
====================================================================================================================================
               ILLINOIS--(CONTINUED)
               State Sports Facs. Auth,
 $  5,000         5.00%, 6/15/32 (AMBAC)                                                                 Aaa/AAA       $  4,901,600
   68,470         zero coupon, 6/15/30                                                                   Aaa/AAA         45,328,509
   17,720      Univ. of Chicago Edl. Facs. Auth. Rev., Ser. A, 5.25%, 7/1/41                              Aa1/AA         17,838,547
                                                                                                                       ------------
                                                                                                                        184,651,336
                                                                                                                       ============
               INDIANA--0.1%
      500      State Bank Rev., Ser. D, 5.25%, 4/1/30 (AMBAC)                                            Aaa/AAA            506,585
                                                                                                                       ============
               IOWA--0.6%
    8,850      Tobacco Settlement Auth., Ser. B, 5.60%, 6/1/35                                             A1/A           7,632,859
                                                                                                                       ============
               LOUISIANA--4.8%
   20,400      Ochsner Clinic Foundation Pub. Facs. Auth. Rev., Ser. B, 5.50%, 5/15/32                    A3/NR          19,238,628
    9,250      State Gas & Fuels Tax Rev., Ser. A, 5.00%, 6/1/32 (AMBAC)                                 Aaa/AAA          9,095,802
   39,395      Tobacco Settlement Financing Corp., Ser. 2001B, 5.875%, 5/15/39                             A1/A          35,323,527
                                                                                                                       ------------
                                                                                                                         63,657,957
                                                                                                                       ============
               MARYLAND--0.6%
    8,650      State Health & Higher Educational. Fac. Auth. Rev.,
                  John Hopkins Univ., Ser. B, 5.00%, 7/1/41                                              Aa2/AA          8,490,062
                                                                                                                       ============
               MASSACHUSETTS--7.7%
    1,300      Massachusetts Bay Trans. Auth., Ser. A, 4.75%, 3/1/21 (MBIA)                              Aaa/AAA          1,262,820
   32,000      Massachusetts Bay Trans. Auth., Sales Tax Rev., Ser. A, 5.00%, 7/1/32                     Aa3/AAA         31,368,960
   20,000      State GO, Ser. C, 5.25%, 11/1/30                                                          Aa2/AA-         20,261,200
               State Health & Educational Fac. Auth. Rev.,
    4,850         Boston College, Ser. L, 4.75%, 6/1/31                                                  Aa3/AA-          4,568,652
   20,000         Harvard Univ., Ser. FF, 5.125%, 7/15/37                                                Aaa/AAA         20,006,400
    4,295      State Turnpike Auth., Ser. A, 4.75%, 1/1/34 (AMBAC)                                       Aaa/AAA          4,048,982
               State Water Reserve Auth.,
   19,300         4.75%, 8/1/37, Ser. A                                                                  Aaa/AAA         18,086,609
    2,300         4.75%, 12/1/21, Ser. B                                                                 Aaa/AAA          2,252,091
                                                                                                                       ------------
                                                                                                                        101,855,714
                                                                                                                       ============
               MICHIGAN--3.4%
   10,250      Detroit City School Dist., Ser. A, 5.00%-5.125%, 5/1/31-5/1/32                            Aaa/AAA         10,098,535
    2,500      Detroit Water Supply Syst., Ser. A, 5.00%, 7/1/30 (FGIC)                                  Aaa/AAA          2,463,100
    5,000      State Hosp. Fin. Auth. Rev., Ascension Health, Ser. B, 5.25%, 11/15/26                     Aa2/AA          4,860,450


12 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.02 |

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2002 (unaudited)

  Principal
   Amount                                                                                           Credit Ratings
    (000)                                                                                            (Moody's/S&P)        Value*
====================================================================================================================================
               MICHIGAN--(CONTINUED)
 $ 12,325         State Hosp. Fin. Auth. Rev., Oakwood Obligation Group, Ser. A, 5.75%-6.00%, 4/1/22       A2/A        $ 12,227,860
    7,775         West Ottawa Pub. School Dist., Ser. A, 5.00%, 5/1/32                                   Aaa/AAA          7,610,481
    8,000         Whitehall Dist. Schools, 5.00%, 5/1/27                                                 Aaa/AAA          7,888,640
                                                                                                                       ------------
                                                                                                                         45,149,066
                                                                                                                       ============
               MISSISSIPPI--0.1%
    1,000         State Dev. Bank Oblig., Projects & Equipment Acquisitions, 5.00%, 7/1/24 (AMBAC)       Aaa/AAA          1,006,540
                                                                                                                       ============
               MISSOURI--0.1%
    1,500         St. Louis Parking Facs. Rev., Downtown Parking Facility, 6.00%, 2/1/28                  NR/NR           1,445,250
                                                                                                                       ============
               NEBRASKA--0.8%
    9,150         Omaha Pub. Pwr. Dist., Nebraska Electric Rev., Ser. B, 6.20%, 2/1/17 (MBIA)            Aaa/AAA         10,747,956
                                                                                                                       ============
               NEVADA--1.8%
    3,400         Clark Cnty. GO, 5.00%, 6/1/31 (FGIC)                                                   Aaa/AAA          3,339,174
   17,030         Reno Lien Transn., 5.125%-5.25%, 6/1/27-6/1/41 (AMBAC)                                 Aaa/AAA         17,112,061
    3,290         Truckee Meadows Water Auth Rev., Ser. A, 5.125%, 7/1/30 (FSA)                          Aaa/AAA          3,268,220
                                                                                                                       ------------
                                                                                                                         23,719,455
                                                                                                                       ============
               NEW JERSEY--1.5%
       60         Camden Cnty. Impt. Auth. Rev., Cooper Health, 5.875%-6.00%, 2/15/15-2/15/27             Ba3/NR             46,217
      750         Economic Dev. Auth., Arbor Glen, Ser. A, 6.00%, 5/15/28                                 NR/NR             632,647
   15,405         Economic Dev. Auth., Kapkowski Landfill Proj., 5.75%, 10/1/21-4/1/31                   Baa3/NR         15,192,899
    3,500         Tobacco Settlement Rev., 6.125%, 6/1/42                                                  A1/A           3,328,430
                                                                                                                       ------------
                                                                                                                         19,200,193
                                                                                                                       ============
               NEW YORK--0.8%
   10,600         Metropolitan Trans. Auth., Ser. A, 5.00%, 11/15/30 (FSA)                               Aaa/AAA         10,489,442
                                                                                                                       ============
               NORTH CAROLINA--0.8%
   11,105         Cap. Facs. Fin. Agy. Rev., Duke Univ., Ser. A, 5.125%, 7/1/42                          Aa1/AA+         11,116,882
                                                                                                                       ============
               OHIO--0.4%
    6,000         State Water Dev. Auth. Rev., 4.75%, 12/1/27                                            Aa2/AAA          5,705,160
                                                                                                                       ============


              | 11.30.02 | PIMCO Municipal Income Funds II Semi-Annual Report 13

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2002 (unaudited)

  Principal
   Amount                                                                                           Credit Ratings
    (000)                                                                                            (Moody's/S&P)        Value*
====================================================================================================================================
               PENNSYLVANIA--2.6%
 $  4,500      Allegheny Cnty. Hosp. Dev. Auth. Rev., Ser. B, 9.25%, 11/15/30                             B1/B+        $  4,910,175
    9,825      East Allegheny School Dist., 5.00%, 4/1/32 (FGIC)                                         Aaa/AAA          9,675,660
    8,750      Montgomery Cnty. Higher Education & Health Auth.
                  Hosp. Rev., Abington Memorial, Ser. A, 5.125%, 6/1/27-6/1/32                             NR/A           8,165,813
    5,000      Philadelphia Auth. Dev. Lease Rev., Ser. B, 5.25%, 10/1/30 (FSA)                          Aaa/AAA          5,076,350
    3,050      Philadelphia Auth. Indl. Dev. Rev., Doubletree, 6.50%, 10/1/27                             NR/NR           3,010,106
    3,000      Philadelphia GO, 5.25%, 9/15/25 (FSA)                                                     Aaa/AAA          3,054,180
      500      Pittsburgh & Allegheny Cnty. Pub. Auditorium, 5.00%, 2/1/29 (AMBAC)                       Aaa/AAA            494,210
                                                                                                                       ------------
                                                                                                                         34,386,494
                                                                                                                       ============
               RHODE ISLAND--4.6%
   65,000      Tobacco Settlement Financing Corp., Ser. A, 6.25%, 6/1/42                                   A1/A          61,213,100
                                                                                                                       ============
               SOUTH CAROLINA--2.4%
   27,745      Greenville Cnty. School District, 5.50%, 12/1/28                                           A1/AA-         27,865,691
    3,250      Tobacco Settlement Rev., Ser. B, 6.375%, 5/15/28                                            A1/A           3,156,367
    1,180      Trans. Infrastructure Rev., Ser. A, 5.00%, 10/1/29 (AMBAC)                                 Aaa/NR          1,178,183
                                                                                                                       ------------
                                                                                                                         32,200,241
                                                                                                                       ============
               TEXAS--16.6%
    1,000      Arlington Indpt. School Dist. GO, 5.00%, 2/15/24                                           Aaa/NR            988,340
    4,480      Aubrey Indpt. School Dist. GO, 5.50%, 2/15/33                                              Aaa/NR          4,089,657
    4,500      Austin Water & Wastewater Syst. Rev., Ser. A & B, 5.125%, 5/15/27 (FSA)                   Aaa/AAA          4,501,395
    6,500      Brazos Cnty. Health Facs. Dev. Corp., Franciscan Services Corp., 5.375%, 1/1/32            NR/A-           6,096,415
    2,700      Comal Cnty. Health Facs., McKenna Memorial Hosp., 6.25%, 2/1/32                           Baa2/BBB         2,618,811
    1,790      Cuero Indpt. School Dist. GO, 4.875%, 8/15/32                                             Aaa/AAA          1,694,593
               Dallas Area Rapid Transit.,
   24,070         5.00%, 12/1/31 (AMBAC)                                                                 Aaa/AAA         23,458,622
   12,975         5.00%, 12/1/32 (FGIC)                                                                  Aaa/AAA         12,659,967
      500      El Paso Intl. Airport Rev., Marriott Corp., 7.875%, 3/1/22                                 Ba3/NR            505,505
   20,000      Frisco Indpt. School Dist. GO, zero coupon, 8/15/34                                        Aaa/NR          3,388,600
   10,260      Galena Park Indpt. School Dist. GO, zero coupon, 8/15/31                                  Aaa/AAA          2,056,412
   24,975      Harris Cnty. GO, 4.75%-5.125%, 10/1/28-8/15/31                                            Aa1/AA+         24,413,712
   25,000      Harris Cnty. Senior Lien Toll Road, 5.00%, 8/15/30 (FSA)                                  Aaa/AAA         24,376,000
   23,000      Houston Indpt. School Dist. GO, Ser. A, 4.75%, 2/15/26                                    Aaa/AAA         21,731,320


14 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.02 |

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2002 (unaudited)

  Principal
   Amount                                                                                           Credit Ratings
    (000)                                                                                            (Moody's/S&P)        Value*
====================================================================================================================================
               TEXAS--(CONTINUED)
 $  6,800      Houston Water & Sewer Syst. Rev., Ser. A, 5.00%, 12/1/30 (FSA)                            Aaa/AAA     $    6,679,300
   11,750      Keller Indpt. School Dist. GO, 4.875%, 8/15/31                                            Aaa/AAA         11,233,587
   10,000      Killeen Indpt. School Dist. GO, 4.75%, 2/15/28                                            Aaa/AAA          9,398,000
    3,170      Little Elm Indpt. School Dist. GO, Ser. A, 5.30%, 8/15/29                                  NR/AAA          3,020,820
    6,250      North Dallas Thruway Auth., 4.75%, 1/1/29 (FGIC)                                          Aaa/AAA          5,876,187
    3,870      Pearsall Indpt. School Dist. GO, 4.875%, 2/15/32                                           Aaa/NR          3,665,200
    5,000      Quinlin Indpt. School Dist. GO, 5.10%, 2/15/32                                             Aaa/NR          4,864,900
    3,500      South San Antonio Indpt. School Dist. GO, 4.75%, 8/15/32                                  Aaa/AAA          3,247,860
   14,000      State Affordable Housing, American Housing Foundation, Ser. A, 5.40%, 9/1/22 (MBIA)       Aaa/AAA         14,416,360
               State Turnpike Auth. Highway Imps. Rev.,
   10,000         zero coupon, 8/15/19 (AMBAC)                                                           Aaa/AAA          4,161,600
    8,880         5.00%, 8/15/42 (AMBAC)                                                                 Aaa/AAA          8,640,418
    4,900      State Water Financial Assistance GO, 5.00%-5.25%, 8/1/35-8/1/36                            Aa1/AA          4,784,488
    8,000      Wichita Falls Water & Sewer Rev., 5.00%, 8/1/27 (AMBAC)                                   Aaa/AAA          7,865,840
                                                                                                                     --------------
                                                                                                                        220,433,909
                                                                                                                     ==============
               VIRGINIA--1.3%
    6,500      Fredericksburg Indl. Dev., Medicorp Health Syst., Ser. B, 5.125%-5.25%, 6/15/27            A3/NR           6,263,295
    6,750      State Auth. Water & Sewer Syst. Rev., Tuckahoe Creek Dist., 5.00%, 11/1/35                 Aa2/AA          6,674,400
    5,000      State Housing Dev. Auth., Ser. Z, 4.85%, 7/1/33                                           Aa1/AA+          4,880,650
                                                                                                                     --------------
                                                                                                                         17,818,345
                                                                                                                     ==============
               WASHINGTON--1.5%
   15,000      King Cnty. Sewer Rev., Ser. A, 5.00%, 1/1/35 (FSA)                                        Aaa/AAA         14,602,050
    5,000      Tacoma Sewer Rev., Ser. A, 5.00%, 12/1/31 (FGIC)                                          Aaa/AAA          4,880,350
                                                                                                                     --------------
                                                                                                                         19,482,400
                                                                                                                     ==============
               WISCONSIN--1.9%
    9,725      Badger Tobacco Asset Securitization Corp., 6.125%, 6/1/27                                   A1/A           9,303,908
    5,685      State GO, Ser. B, 5.00%, 5/1/16 (FGIC)                                                    Aa3/AAA          5,853,844
    9,190      State Health & Educational Facs. Auth. Rev., Marquette Univ., Ser. A, 4.85%, 10/1/32      Aaa/AAA          8,691,259
    1,000      State Health & Educational Facs. Auth. Rev., Froebert &
                  Community Health Oblig., 5.375%, 10/1/30                                                NR/A+             962,520
                                                                                                                     --------------
                                                                                                                         24,811,531
                                                                                                                     --------------
               Total Municipal Bonds & Notes (cost-$1,192,414,737)                                                    1,182,218,272
                                                                                                                     ==============


              | 11.30.02 | PIMCO Municipal Income Funds II Semi-Annual Report 15

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2002 (unaudited)

  Principal
   Amount                                                                                           Credit Ratings
    (000)                                                                                            (Moody's/S&P)        Value*
====================================================================================================================================
 VARIABLE RATE NOTES (A) -- 10.3%
------------------------------------------------------------------------------------------------------------------------------------
               ALABAMA--1.1%
 $ 11,125      Jefferson Cnty. Sewer Rev. Residual Ctfs., Ser. 352, 9.00%, 12/5/02 (FGIC) (b)             Aaa/NR     $   10,715,600
    3,500      Montgomery Care Fac. Residual Ctfs., Ser. 435, 8.53%, 12/5/02 (MBIA) (b)                   Aaa/NR          3,298,050
                                                                                                                     --------------
                                                                                                                         14,013,650
                                                                                                                     ==============
               ALASKA--0.1%
    1,000      Valdez Marine Terminal Rev., Exxon Pipeline Proj., 1.25%, 12/2/02 (c)                     Aaa/AAA          1,000,000
                                                                                                                     ==============
               COLORADO--0.4%
    5,625      Denver City & Cnty. Airpt Rev. Residual Ctfs., Ser. 425, 8.48%, 12/5/02 (FSA) (b)          Aaa/NR          5,458,612
                                                                                                                     ==============
               FLORIDA--0.9%
    4,455      Orange Cnty. School Board Cert. of Participation, Ser. 328, 8.46%, 12/5/02 (MBIA) (b)      Aaa/NR          4,454,376
    8,103      State Governmental Utilities Rev. Residual Ctfs., Ser. 327, 8.46%, 12/5/02 (AMBAC) (b)     Aaa/NR          7,983,069
                                                                                                                     --------------
                                                                                                                         12,437,445
                                                                                                                     ==============
               ILLINOIS--1.0%
               Chicago GO,
    4,450      8.71%, 12/5/02, Ser. 332 (MBIA) (b)                                                        Aaa/NR          4,443,414
    5,500      9.53%, 12/5/02, Ser. 426 (FGIC) (b)                                                        Aaa/NR          5,863,770
    3,220      Cook Cnty. Residual Ctfs., Ser. 403, 8.53%, 12/5/02 (FGIC) (b)                             Aaa/NR          3,109,554
                                                                                                                     --------------
                                                                                                                         13,416,738
                                                                                                                     ==============
               MASSACHUSETTS--3.2%
    3,500      Boston Water & Sewer Community Rev. Residual Ctfs., Ser. 434, 8.61%, 12/5/02 (FGIC) (b)    Aa2/NR          3,409,560
               State Turnpike Auth. Rev. Residual Ctfs.,
   14,163         8.61%, 12/5/02, Ser. 335 (AMBAC) (b)                                                    Aaa/NR         13,558,894
    7,500         8.61%, 12/5/02, Ser. 489 (AMBAC) (b)                                                    Aaa/NR          7,186,950
   18,415         8.61%, 12/5/02, Ser. 334 (AMBAC) (b)                                                    Aaa/NR         17,646,358
                                                                                                                     --------------
                                                                                                                         41,801,762
                                                                                                                     ==============
               NEVADA--0.4%
    5,500      State GO Residual Ctfs., Ser. 344, 8.46%, 12/5/02 (FGIC) (b)                               Aaa/NR          5,452,590
                                                                                                                     ==============
               NEW YORK--0.2%
               City Muni. Water & Sewer System Rev.,
    1,000         1.20%, 12/2/02, Ser. C (FGIC) (c)                                                      Aaa/AAA          1,000,000
    1,500         1.30%, 12/2/02, Ser. G (FGIC) (c)                                                      Aaa/AAA          1,500,000
                                                                                                                     --------------
                                                                                                                          2,500,000
                                                                                                                     ==============


16 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.02 |

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2002 (unaudited)

  Principal
   Amount                                                                                           Credit Ratings
    (000)                                                                                            (Moody's/S&P)        Value*
====================================================================================================================================
               OHIO--0.3%
 $  3,950      Hamilton Cnty. Sales Tax Residual Ctfs., Ser. 356, 8.53%, 12/5/02 (MBIA) (b)               Aaa/NR     $    3,927,564
                                                                                                                     ==============
               PENNSYLVANIA--0.7%
               Philadelphia School Dist. Residual Ctfs., GO,
    4,175         7.96%, 12/5/02, Ser. 345 (MBIA) (b)                                                     Aaa/NR          3,803,341
    6,693         8.06%, 12/5/02, Ser. 496 (MBIA) (b)                                                     Aaa/NR          6,096,734
                                                                                                                     --------------
                                                                                                                          9,900,075
                                                                                                                     ==============
               TEXAS--1.6%
    6,150      Denton Util. Sys. Rev. Residual Ctfs., Ser. 428, 8.78%, 12/5/02 (MBIA) (b)                 Aaa/NR          6,260,331
    2,750      Houston Arpt. Sys. Rev. Residual Ctfs., Ser. 404, 8.41%, 12/5/02 (FGIC) (b)                Aaa/NR          2,698,355
               Houston Water & Sewer Syst. Rev. Residual Ctfs.,
    5,500         8.53%, 12/5/02, Ser. 427 (b)                                                            Aaa/NR          5,295,950
    6,675         9.03%, 12/5/02, Ser. 495 (b)                                                            NR/AAA          6,787,541
                                                                                                                     --------------
                                                                                                                         21,042,177
                                                                                                                     ==============
               WASHINGTON--0.3%
    4,550      Central Puget Sound Regl. Tran. Auth. Sales Tax & Motor Residual Ctfs., Ser. 360,
                  7.96%, 12/5/02 (b)                                                                      Aaa/NR          4,088,448
                                                                                                                     ==============
               WYOMING--0.1%
    1,000      Kemmerer Pollution Control Rev., Exxon Proj., 0.99%, 12/2/02 (c)                          Aaa/AAA          1,000,000
                                                                                                                     ==============
               Total Variable Rate Notes (cost-$132,144,533)                                                            136,039,061
                                                                                                                     ==============
------------------------------------------------------------------------------------------------------------------------------------
 TREASURY BILLS--0.5%
------------------------------------------------------------------------------------------------------------------------------------
    7,290      1.19%, 2/13/03 (cost-$7,272,168)@                                                         Aaa/AAA          7,273,000
                                                                                                                     ==============

               TOTAL INVESTMENTS (cost-$1,331,831,438+)--100.0%                                                      $1,325,530,333
                                                                                                                     ==============
====================================================================================================================================

+ The cost basis of securities for federal income tax purposes is $1,331,831,438. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $9,224,754; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $15,525,859; and net unrealized depreciation for federal income tax purposes is $6,301,105.

@ All or partial principal amount segregated as initial margin on futures contracts.


                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
               | 11.30.02 |PIMCO Municipal Income Funds II Semi-Annual Report 17

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2002 (unaudited)

  Principal
   Amount                                                                                           Credit Ratings
    (000)                                                                                            (Moody's/S&P)        Value*
====================================================================================================================================
 CALIFORNIA MUNICIPAL BONDS & NOTES--92.9%
------------------------------------------------------------------------------------------------------------------------------------
               ABC Unified School Dist. GO,
 $  2,000         zero coupon, 8/1/23, Ser. B (FGIC)                                                     Aaa/AAA     $      648,080
    2,150         zero coupon, 8/1/30-8/1/31 (FGIC)                                                      Aaa/AAA            455,060
    1,000      Alpine Union School Dist. GO, Ser. B, zero coupon, 8/1/24 (FSA)                           Aaa/AAA            305,540
    8,115      Anaheim City School Dist. GO, 5.00%, 8/1/26 (FGIC)                                        Aaa/AAA          8,103,314
   53,000      Bakersfield, CP, Ser. B, zero coupon, 4/15/21NR/AAA                                                       20,100,250
    2,000      Bay Area Govt. Assoc. Improvement Bd. Act 1915, 6.30%, 9/2/25                              NR/NR           2,030,640
    2,000      Bay Area Govt. Assoc. Lease Rev., Ser. 2002-1, 5.00%, 7/1/32 (AMBAC)                      Aaa/AAA          1,983,440
    1,085      Capistrano Unified School Dist., Community Fac. Dist., Special Tax, 5.70%, 9/1/20          NR/NR           1,077,481
    3,660      Chula Vista, Special Tax, 6.05%-6.10%, 9/1/25-9/1/32                                       NR/NR           3,635,535
    8,035      Clovis Unified School Dist. GO, Ser. B, zero coupon, 8/1/23-8/1/27 (FGIC)                 Aaa/AAA          2,311,912
    1,410      Community College Financing Auth., Lease Rev., Ser. A, 5.00%, 8/1/27 (AMBAC)              Aaa/AAA          1,405,939
    3,355      Corona-Norco Unified School Dist. Public Financing Auth., Special Tax.,
                  Ser. A, 5.55%-6.10%, 9/1/15-9/1/32                                                      NR/NR           3,288,732
    1,110      Corona-Norco Unified School Dist. Special Tax., 5.10%, 9/1/25 (AMBAC)                     Aaa/AAA          1,122,665
    2,800      Cotati Redev. Agcy Tax Allocation, Ser. A, 5.00%, 9/1/31 (MBIA)                           Aaa/AAA          2,778,664
    3,000      Dinuba Financing Auth., Lease Rev.,5.10%, 8/1/32 (MBIA)                                   Aaa/AAA          3,026,070
    2,825      Empire Union School Dist. Special Tax., zero coupon, 10/1/30-10/1/32 (AMBAC)              Aaa/AAA            578,414
    1,000      Escondido Union School Dist. GO, zero coupon, 8/1/27 (FSA)                                Aaa/AAA            257,410
    2,440      Eureka Unified School Dist. GO, zero coupon, 8/1/27 (FSA)                                 Aaa/AAA            628,080
               Foothill Eastern Corrider Agcy. Toll Road Rev.,
    1,500         5.875%, 1/15/27 (MBIA)                                                                 Aaa/AAA          1,046,505
   42,010         zero coupon, 1/1/25-1/1/30, Ser. A                                                     Aaa/AAA         10,806,612
      850      Golden Valley Unified School Dist. GO, zero coupon, 8/1/35 (FGIC)                         Aaa/AAA            139,536
    2,115      Health Facs. Financing Auth. Rev., 5.375%, 11/1/20                                         NR/A+           2,175,954


18 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.02 |

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2002 (unaudited)

  Principal
   Amount                                                                                           Credit Ratings
    (000)                                                                                            (Moody's/S&P)        Value*
====================================================================================================================================
 $  1,750      Huntington Beach Community Facs. Dist. Special Tax, 6.30%, 9/1/32                          NR/NR      $    1,762,443
    2,080      Industry Urban Dev. Agcy. Tax Allocation, 4.75%, 5/1/21 (MBIA)                            Aaa/AAA          2,057,266
    7,000      Irvine Improvement Board Act 1915 Special Assessment, 5.70%, 9/2/26                        NR/NR           6,963,250
    1,900      Jurupa Unified School Dist. GO, zero coupon, 5/1/27 (FGIC)                                Aaa/AAA            489,079
    2,450      Kings Canyon JT Unified School Dist., GO, zero coupon, 8/1/27 (FGIC)                      Aaa/AAA            630,655
    5,300      Livermore-Amador Valley Water Management Agcy., Sewer Rev., 5.00%, 8/1/31 (AMBAC)         Aaa/AAA          5,259,720
    5,935      Long Beach Unified School Dist., GO, Ser. C, 5.00%, 8/1/27 (MBIA)                          Aaa/NR          5,917,907
               Los Angeles, CP,
    9,895         5.00%, 2/1/27 (MBIA)                                                                   Aaa/AAA          9,866,799
    2,685         5.00%, 10/1/27, Ser. AU (MBIA)                                                         Aaa/AAA          2,677,240
               Los Angeles Dept. of Water & Power, Waterworks Rev.,
   16,950         5.125%, 7/1/41, Ser. A (FGIC)                                                           NR/AAA         17,001,867
   10,000         5.125%, 7/1/41 (MBIA)                                                                  Aaa/AAA         10,030,600
               Los Angeles Wastewater Syst. Rev., Ser A,
   12,200         5.00%, 6/1/28-6/1/30 (FGIC)                                                            Aaa/AAA         12,135,926
    1,000      Manhattan Beach Unified School Dist. GO, zero coupon, 9/1/25 (FGIC)                       Aaa/AAA            287,310
    7,295      Manteca Redev. Agcy, Tax Allocation, 5.00%, 10/1/32 (FSA)                                 Aaa/AAA          7,238,610
               Manteca Unified School Dist. Special Tax,
    5,330         5.00%, 9/1/29, Ser. C                                                                  Aaa/AAA          5,298,446
    2,365         zero coupon, 9/1/25 (MBIA)                                                             Aaa/AAA            679,488
    4,000      Merced Cnty, CP., 5.00%, 6/1/32 (AMBAC)                                                    Aaa/NR          3,968,280
    7,320      Modesto Elementary School Dist., Stanislaus Cnty. GO,
                  zero coupon, 8/1/23-8/1/27, Ser. A (FGIC)                                              Aaa/AAA          2,195,790
    2,150      Modesto High School Dist., Stanislaus Cnty. GO, zero coupon, 8/1/26, Ser. A (FGIC)        Aaa/AAA            586,090
    1,000      Modesto Public Financing Auth. Lease Rev., 5.00%, 9/1/29 (AMBAC)                          Aaa/AAA            994,080
    2,385      Monrovia Financing Auth. Lease Rev., 5.125%, 12/1/31 (AMBAC)                              Aaa/AAA          2,400,932
               Montebello Unified School Dist. GO,
    7,105         zero coupon, 8/1/24-8/1/27 (FGIC)                                                      Aaa/AAA          1,989,446
    1,485         zero coupon, 8/1/24 (FSA)                                                              Aaa/AAA            453,727
    2,400      Morgan Hill Unified School Dist. GO, zero coupon, 8/1/23 (FGIC)                           Aaa/AAA            777,696


              | 11.30.02 | PIMCO Municipal Income Funds II Semi-Annual Report 19

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2002 (unaudited)

  Principal
   Amount                                                                                           Credit Ratings
    (000)                                                                                            (Moody's/S&P)        Value*
====================================================================================================================================
 $  1,500      Mountain View-Whisman School Dist. GO, Ser. D, 5.00%, 6/1/27(MBIA)                        Aaa/AAA     $    1,495,785
    1,800      Murrieta Redev. Agcy. Tax, 5.00%, 8/1/32 (MBIA)Aaa/AAA                                                     1,786,122
    3,245      Newark Unified School Dist. GO, Ser. D, zero coupon, 8/1/26 (FSA)                         Aaa/AAA            874,463
    2,750      North City West School Facs. Financing Auth., Special Tax, zero coupon, 9/1/27 (AMBAC)    Aaa/AAA            704,633
   19,805      Oakland, GO, Ser. A, 5.00%, 1/15/27-1/15/32 (FGIC)                                        Aaa/AAA         19,695,392
    1,000      Orange Cnty. Community Facs. Dist. Special Tax, Ser. A, 6.00%, 8/15/25                     NR/NR           1,010,010
    3,685      Palmdale Community Redev. Agcy, Tax Allocation, zero coupon, 12/1/30-12/1/32 (AMBAC)      Aaa/AAA            742,510
    1,750      Paramount Unified School Dist. GO, Ser. B, zero coupon, 9/1/23 (FSA)                      Aaa/AAA            564,497
               Perris Public Financing Auth. Rev.,
    2,650         4.75%-4.875%, 10/1/23-10/1/31, Ser. B (MBIA)                                           Aaa/AAA          2,577,517
    2,580         5.375%-5.625%, 10/1/20-10/1/31, Ser. C                                                  NR/NR           2,518,858
    1,410      Pomona Public Financing Auth. Rev., Ser. AF, 5.00%, 12/1/37 (MBIA)                        Aaa/AAA          1,391,628
    7,700      Poway Unified School Dist. Special Tax, 5.50%-5.70%, 9/1/25-9/1/33,                        NR/NR           7,311,235
    2,000      Rancho Cucamonga Community Facs. Dist. Special Tax, 6.375%, 9/1/31, Ser. A                 NR/NR           2,014,320
    1,500      Richmond Wastewater Rev., zero coupon, 8/1/30 (FGIC)                                      Aaa/AAA            325,590
   17,500      Rocklin Unififed School Dist. GO, zero coupon, 8/1/24-8/1/27 (FGIC)                       Aaa/AAA          4,930,965
    9,250      Roseville Redev. Agcy. Tax Allocation, 5.00%, 9/1/27-9/1/33 (MBIA)                        Aaa/AAA          9,196,314
               Sacramento City Financing Auth. Rev., Ser. A,
    4,500         5.00%, 12/1/32 (FSA)                                                                   Aaa/AAA          4,465,395
    1,000         6.25%, 9/1/23                                                                           NR/NR           1,026,410
   16,000      Sacramento Cnty. Airport Syst. Rev., Ser. A, 5.00%, 7/1/32 (FSA)                          Aaa/AAA         15,877,120
   16,285      San Diego Cnty. Water Auth. Water Rev., CP, Ser. A, 5.00%, 5/1/28-5/1/29 (MBIA)           Aaa/AAA         16,202,409
    1,000      San Diego Public Facs. Financing Auth. Sewer Rev., Ser. A, 5.00%, 5/15/29 (FGIC)          Aaa/AAA            994,160
    1,500      San Diego Public Facs. Financing Auth. Lease Rev., 5.00%, 4/1/32 (MBIA)                   Aaa/AAA          1,488,480
   26,460      San Diego Public Facs. Financing Auth. Water Rev., 5.00%, 8/1/32 (MBIA)                   Aaa/AAA         26,255,993
               San Diego Unified School Dist. GO,
    8,835         5.00%, 7/1/26, Ser. C (FSA)                                                            Aaa/AAA          8,822,543
    7,775         5.00%, 7/1/27, Ser. D (FGIC)                                                           Aaa/AAA          7,752,841


20 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.02 |

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2002 (unaudited)

  Principal
   Amount                                                                                           Credit Ratings
    (000)                                                                                            (Moody's/S&P)        Value*
====================================================================================================================================
               San Francisco City & Cnty. Airport Community, Int'l Airport Rev.,
 $  5,585         4.50%, 5/1/28, Ser. 15B (MBIA)                                                         Aaa/AAA     $    5,125,355
   20,300         5.00%, 5/1/32, Ser. 28B (MBIA)                                                         Aaa/AAA         20,144,502
    9,060      San Francisco City & Cnty. Public Utilities Community
                  Water Rev., Ser. A, 5.00%, 11/1/26-11/1/27 (MBIA)                                      Aaa/AAA          9,036,014
   10,405      San Joaquins Hills Transportation Corridor Agcy. Toll Road Rev., zero coupon, 1/1/25      AAA/AAA          3,147,825
               San Jose, GO,
   14,970         5.00%, 9/1/32 (MBIA)                                                                   Aaa/AAA         14,854,282
   10,190         5.125%, 9/1/31 (MBIA)                                                                  Aa1/AA+         10,242,682
    9,150      San Jose Unified School Dist. Santa Clara Cnty. GO, 5.00%, 8/1/27, Ser. A (FSA)           Aaa/AAA          9,123,648
    7,875      San Juan Unified School Dist. GO, zero coupon, 8/1/23-8/1/26 (FSA)                        Aaa/AAA          2,237,774
    4,835      San Mateo Foster City School Dist. GO, 5.10%, 8/1/31 (FGIC)                               Aaa/AAA          4,852,986
    2,300      San Mateo Union High School Dist. GO, zero coupon, 9/1/20 (FGIC)                          Aaa/AAA            902,957
    1,730      San Rafael City High School Dist. GO, Ser. B, 5.00% 8/1/27 (FSA)                          Aaa/AAA          1,725,018
    3,280      San Rafael Elementary School Dist. GO, Ser. B, 5.00%, 8/1/27 (FSA)                        Aaa/AAA          3,270,554
    8,690      Santa Clara Unified School Dist. GO, 5.00%, 7/1/25-7/1/27 (MBIA)                           NR/AAA          8,677,144
    1,260      Santa Cruz Cnty., CP, 5.25%, 8/1/32                                                        A2/NR           1,250,537
    3,500      Saugus Hart School Facs. Financing Auth. Special Tax, 6.10%-6.13%, 9/1/32-9/1/33           NR/NR           3,523,136
    2,000      Saugus Union School Dist. GO, Ser. A, 4.75%, 8/1/27 (FGIC)                                Aaa/AAA          1,923,980
    1,000      Shasta Union High School Dist. GO, zero coupon, 8/1/24 (FGIC)                             Aaa/AAA            305,540
   12,975      South Gate Utility Auth. Rev., 5.00%, 10/1/32 (FGIC)                                       NR/AAA         12,874,703
    4,745      South Tahoe JT Powers Parking Financing Auth. Rev., Ser. A, 7.00%, 12/1/27                 NR/NR           4,744,953
    1,800      Southern Mono Health Care Dist. GO, zero coupon, 8/1/26 (MBIA)                            Aaa/AAA            485,064


              | 11.30.02 | PIMCO Municipal Income Funds II Semi-Annual Report 21

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2002 (unaudited)

  Principal
   Amount                                                                                           Credit Ratings
    (000)                                                                                            (Moody's/S&P)        Value*
====================================================================================================================================
               State GO,
 $  1,650         5.00%, 4/1/27 (AMBAC)                                                                  Aaa/AAA     $    1,645,281
    7,780         5.25%, 2/1/30                                                                          Aaa/AAA          7,898,100
   62,200         6.25%, 9/1/12 (MBIA)                                                                   Aaa/AAA         73,781,640
    9,605      State Public Works Board Lease Rev., Ser. A, 5.00%, 10/1/22 (FSA)                         Aaa/AAA          9,663,590
    1,710      State University Rev. & Colleges, Ser. A, 5.00%, 11/1/33 (AMBAC)                          Aaa/AAA          1,696,611
    1,170      Statewide Community Dev. Auth. CP, 6.10%, 11/1/15 (b)                                      NR/NR           1,187,936
    2,000      Statewide Community Dev. Auth. Rev., 6.75%, 7/1/32 (b)                                     NR/NR           2,034,620
               Statewide Financing Auth. Tobacco Settlement Rev.,
    2,000         5.625%, 5/1/29, Ser. A                                                                  A1/NR           1,926,480
   20,000         6.00%, 5/1/37, Ser. B                                                                   A1/NR          19,599,600
    7,750      Tamalpais Union High School Dist. GO, 5.00%, 8/1/27 (FSA)                                 Aaa/AAA          7,727,680
               Tobacco Securization Agcy. Rev.,
   15,000         5.625%-6.00%, 6/1/23-6/1/35                                                              A1/A          14,493,850
    1,800         5.875%, 6/1/43, Ser. A                                                                  A1/A+           1,754,172
    4,500         6.00%, 6/1/42                                                                           A1/NR           4,393,710
    1,000      Tracy Community Facs. Dist. Special Tax, 6.00%, 9/1/27                                     NR/NR             994,790
    7,815      Tustin Unified School Dist. Special Tax, 5.00%, 9/1/38 (FSA)                              Aaa/AAA          7,711,842
   20,910      University Revs., Ser. O, 5.00%, 9/1/27-9/1/28 (FGIC)                                     Aaa/AAA         20,833,314
   10,000      Ventura Cnty. Community College Dist. GO, Ser. A, 5.00%, 8/1/27 (MBIA)                    Aaa/AAA          9,971,200
    1,555      Ventura Unified School Dist., GO, Ser. F Ser. F, 5.00%, 8/1/32 (FSA)                      Aaa/AAA          1,543,011
    3,535      Victor Elementary School Dist., Ser. A, zero coupon, 8/1/24-8/1/26 (FGIC)                 Aaa/AAA          1,000,485
    1,000      Vista Unified School Dist. GO, Ser. A, zero coupon, 8/1/26 (FSA)                          Aaa/AAA            272,600
    7,320      West Contra Costa University School Dist. GO, Ser. A, 5.00%, 8/1/26-8/1/31 (MBIA)         Aaa/AAA          7,289,962
    3,375      Westlands Water Dist. Rev. CP, 5.00%, 9/1/34 (MBIA)                                       Aaa/AAA          3,348,169
    2,110      Yuba City Unified School Dist. GO, zero coupon, 9/1/25 (FGIC)                             Aaa/AAA            606,224
                                                                                                                     --------------

               Total California Municipal Bonds & Notes (cost-$630,861,752)                                             629,417,191
                                                                                                                     ==============


16 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.02 |

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2002 (unaudited)

  Principal
   Amount                                                                                           Credit Ratings
    (000)                                                                                            (Moody's/S&P)        Value*
====================================================================================================================================
 PUERTO RICO MUNICIPAL BONDS & NOTES--3.6%
------------------------------------------------------------------------------------------------------------------------------------
               PUERTO RICO--3.6%
 $ 16,700      Children Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43                                A1/A      $   16,194,825
    7,500      Public Building Auth. Rev., Ser. G, 4.75%, 7/1/32                                         Baa1/A-          6,992,850
    1,000      Tel. Auth. Rev., 5.25%, 1/25/07 (MBIA)                                                    Aaa/AAA          1,017,320
                                                                                                                     --------------
               Total Puerto Rico Municipal Bonds & Notes (cost-$24,580,379)                                              24,204,995
                                                                                                                     ==============
------------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA VARIABLE RATE NOTES (A)--1.0%
------------------------------------------------------------------------------------------------------------------------------------
    2,100      Bay Area Toll Auth. Toll Bridge Rev., 1.05%, 12/5/02 (AMBAC) (c)                          VMIG1/A1+        2,100,000
    1,400      Metropolitan Water Dist. Southern Waterworks Rev., Ser. A, 1.00%, 12/5/02 (AMBAC) (c)     VMIG1/A1+        1,400,000
    3,250      Modesto Public Financing Auth. Lease Rev., Ser. 354, 8.64%, 12/5/02 (AMBAC) (b)            AAA/NR          3,211,520
                                                                                                                     --------------
               Total California Variable Rate Notes (cost-$6,665,448)                                                     6,711,520
                                                                                                                     ==============
------------------------------------------------------------------------------------------------------------------------------------
 OTHER VARIABLE RATE NOTES (A)(C)--2.5%
------------------------------------------------------------------------------------------------------------------------------------
               CONNECTICUT--0.7%
    1,000      State Housing Fin. Auth., SubSer. D-3, 1.10%, 12/5/02 (AMBAC)                             VMIG1/A1+        1,000,000
    3,700      State Health & Educational Facs. Auth. Rev., Ser. V-1, 1.30%, 12/2/02                     VMIG1/A1+        3,700,000
                                                                                                                     --------------
                                                                                                                          4,700,000
                                                                                                                     ==============
               LOUISIANA--0.3%
    2,000      East Baton Rouge Parish, Pollution Control Revenue, 1.20%, 12/2/02                        P-1/A1+          2,000,000
                                                                                                                     ==============
               MASSACHUSETTS--0.8%
               State Health & Educational Facs. Auth. Rev.,
      600         1.05%, 12/5/02, SER. J2                                                                VMIG1/A1+          600,000
    1,100         1.05%, 12/5/02, SER. Y                                                                 VMIG1/A1+        1,100,000
    4,000      State Water Resources Auth., Ser. D, 1.30%, 12/2/02 (LOC-Landesbank Baden)                VMIG1/A1+        4,000,000
                                                                                                                     --------------
                                                                                                                          5,700,000
                                                                                                                     ==============
               NEW JERSEY--0.2%
    1,000      State Educational Facs. Auth. Rev., Ser. B, 1.30%, 12/2/02                                VMIG1/A1+        1,000,000
                                                                                                                     ==============


              | 11.30.02 | PIMCO Municipal Income Funds II Semi-Annual Report 23

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2002 (unaudited)

  Principal
   Amount                                                                                           Credit Ratings
    (000)                                                                                            (Moody's/S&P)        Value*
====================================================================================================================================
               NEW YORK--0.4%
   $1,500      New York City Municipal Water Fin. Auth., Water
                  & Sewer Syst. Rev., Ser. G, 1.30%, 12/2/02 (FGIC)                                      VMIG1/A1+   $    1,500,000
    1,300      State Dorm. Auth. Rev., Cornell Univ., Ser A, 1.10%, 12/5/02 (Toronto Dominion Bank)      Aa1/A1+          1,300,000
                                                                                                                     --------------
                                                                                                                          2,800,000
                                                                                                                     ==============
               TEXAS--0.1%
      500      Gulf Coast Waste Disposal Auth., Pollution Control Rev., 1.20%, 12/2/02                   VMIG1/A1+          500,000
      500      Harris Cnty. Health Facs. Dev. Corp., Hospital Rev., Ser. B-1, 1.30%, 12/2/02 (MBIA)      VMIG1/A1+          500,000
                                                                                                                     --------------
                                                                                                                          1,000,000
                                                                                                                     ==============
               WASHINGTON--0.0%
      250      State Health Care Facs. Auth. Rev., Ser. A, 1.25%, 12/2/02 (MBIA)                         Aaa/A1+            250,000
                                                                                                                     --------------
               Total Other Variable Rate Notes (cost $17,450,000)                                                        17,450,000
                                                                                                                     --------------

               TOTAL INVESTMENTS  (cost-$679,557,579++)--100.0%                                                        $677,783,706
                                                                                                                     ==============
====================================================================================================================================

++ The cost basis of securities for federal income tax purposes is $679,557,579.
   Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $4,282,530; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $6,056,403; and net unrealized depreciation for federal income tax purposes is $1,773,873.


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
24 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.02 |

PIMCO NEW YORK MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2002 (unaudited)

  Principal
   Amount                                                                                           Credit Ratings
    (000)                                                                                            (Moody's/S&P)        Value*
====================================================================================================================================
 NEW YORK MUNICIPAL BONDS & NOTES--79.7%
------------------------------------------------------------------------------------------------------------------------------------
  $ 1,250      Buffalo Municipal Water Fin. Auth. Water Syst.
                  Rev., Ser. B, 5.00%-5.125%, 7/1/27-7/15/32 (FSA)                                       Aaa/AAA     $    1,251,180
    4,620      Chappaqua Central School Dist. GO, Ser. B, 4.70%, 9/1/26-9/1/30 (MBIA)                     Aaa/NR          4,387,164
   10,000      Erie Cnty. Tobacco Asset, 6.50%, 7/15/32                                                    A1/A          10,517,000
    5,000      Metropolitan Transportation Auth. Dedicated Tax Fund, Ser. A, 5.00%, 11/15/30              A1/AA-          4,846,200
               Metropolitan Transportation Auth. Rev.,
    1,850         5.00%, 11/15/30, Ser. A (FSA)                                                          Aaa/AAA          1,830,704
   10,000         5.25%, 11/15/31, Ser. E                                                                  A2/A          10,100,000
    7,000      Metropolitan Transportation Auth. Service Contract, Ser. B, 5.35%, 7/1/31                  A3/AA-          7,120,330
               New York City GO,
    1,500         5.75%, 8/1/16, Ser. A                                                                    A2/A           1,571,190
    5,000         5.75%, 8/1/14, Ser. B                                                                    A2/A           5,331,500
    3,100      New York City Health & Hospital Corp. Rev., Ser. A, 5.375%-5.45%, 2/15/26                  A3/BBB          3,086,581
    1,250      New York City Indl. Dev. Agcy. Civic Fac. Rev., 6.45%, 7/1/32                             Baa3/NR          1,248,600
    1,000      New York City Indl. Dev. Agcy. Rev., 4.95%, 11/20/32 (GNMA)                                NR/AAA            950,590
               New York City Municipal Water Fin. Auth. Water & Sewer Syst. Rev., Ser. A,
    5,000         4.75%, 6/15/31 (FGIC)                                                                  Aaa/AAA          4,738,350
   15,000         5.125%, 6/15/34                                                                         Aa2/aa         15,016,500
               New York City Transitional Fin. Auth. Rev.,
    7,195         5.00%, 5/1/23, Ser. A (FGIC)                                                           Aaa/AAA          7,076,426
   10,000         5.00%, 11/1/27, Ser. B                                                                 Aa2/AA+          9,817,900
    3,600      Port Auth. of New York & New Jersey, 5.00%, 4/15/32                                       Aaa/AAA          3,577,824
    7,500      State Dormitory Auth. Lease Rev., State Univ. Dormitory Facs., 5.00%, 7/1/32               A1/AA-          7,252,425
    3,225      State Dormitory Auth. Revs., FHA-NY & Presbyterian Hospital, 4.75%, 8/1/27 (AMBAC)        Aaa/AAA          3,084,842
    5,000      State Dormitory Auth. Revs., FHA-Saint Barnabas, Ser. A, 5.00%, 2/1/31 (AMBAC)            Aaa/AAA          4,932,700
    3,500      State Dormitory Auth. Revs., Fordham Univ., 5.00%, 7/1/32 (FGIC)                          Aaa/AAA          3,478,440
    5,300      State Dormitory Auth. Revs., Lenox Hill Hospital 5.50%, 7/1/30                             A3/NR           5,292,262


              | 11.30.02 | PIMCO Municipal Income Funds II Semi-Annual Report 25

PIMCO NEW YORK MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2002 (unaudited)

  Principal
   Amount                                                                                           Credit Ratings
    (000)                                                                                            (Moody's/S&P)        Value*
====================================================================================================================================
 $  1,400      State Dormitory Auth. Revs., Long Island Univ., 5.25%, 9/1/28                              NR/AA      $    1,414,546
    4,000      State Dormitory Auth. Revs., Rockefeller Univ., 4.75%, 7/1/37                             Aaa/AAA          3,829,760
    4,270      State Dormitory Auth. Rev., Teachers College, 5.00%, 7/1/32 (MBIA)                         Aaa/NR          4,211,416
    2,000      State Environmental Facs. Corp., State Clean Water & Drinking, 5.125%, 6/15/31            Aaa/AAA          2,005,200
    4,500      State Power Auth., Ser. A, 4.75%, 11/15/22                                                Aa2/AA-          4,364,415
   10,000      State Urban Dev. Corp., Correctional & Youth Facs. Services, Ser. A, 5.50%, 1/1/17.        NR/AA-         10,811,000
               Triborough Bridge & Tunnel Auth. Revs., Ser. A,
    4,700         5.00%, 1/1/32                                                                          Aa3/AA-          4,635,986
    6,000         5.00%, 1/1/27 (FGIC)                                                                   Aaa/AAA          5,917,080
               Tobacco Settlement Asset Backed, Inc.,
   25,000         5.75%, 7/15/32                                                                          Aa2/A+         24,763,000
   10,000         6.375%, 7/15/39                                                                         Aa3/A+         10,537,600
                                                                                                                     --------------
               Total New York Municipal Bonds & Notes (cost-$189,181,096)                                               188,998,711
                                                                                                                     ==============
------------------------------------------------------------------------------------------------------------------------------------
 PUERTO RICO MUNICIPAL BONDS & NOTES--4.4%
------------------------------------------------------------------------------------------------------------------------------------
    5,675      ChildrenTrust Fund Puerto Rico Tobacco Settlement Rev., 5.625%, 5/15/43                     A1/A           5,503,331
    1,500      Puerto Rico Commonwealth Highway & Transportation Auth., Ser. D, 5.25%, 7/1/38             Baa1/A          1,506,660
    2,500      Puerto Rico Public Building Auth. Rev., Ser G, 4.75%, 7/1/32                              Baa1/A-          2,330,950
    1,000      Puerto Rico Tel. Auth. Rev., 5.25%, 1/25/07 (MBIA)                                        Aaa/AAA          1,017,320
                                                                                                                     --------------
               Total Puerto Rico Municipal Bonds & Notes (cost-$10,481,006)                                              10,358,261
                                                                                                                     ==============
------------------------------------------------------------------------------------------------------------------------------------
 NEW YORK VARIABLE RATE NOTES (A)-15.1%
------------------------------------------------------------------------------------------------------------------------------------
   13,988      Long Island Power Auth. Elec. Syst. Rev., Ser. 339, 9.08%, 12/5/02 (MBIA) (b)              Aaa/NR         14,860,600
    5,100      Nassau Cnty Interim Fin. Auth., Ser B, 1.05%, 12/4/02 (FSA) (c)                           VMIG1/A1+        5,100,000
    6,565      New York City Municipal Water Fin. Auth., Water &
                  Sewer Syst. Rev., Ser. 364, 7.98%, 12/5/02 (MBIA) (b)                                   Aaa/NR          6,072,494
    2,000      State Dormitory Auth. Rev., Columbia Univ., Ser. C, 1.20%, 12/5/02 (c)                    Aaa/A1+          2,000,000


26 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.02 |

PIMCO NEW YORK MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2002 (unaudited)

  Principal
   Amount                                                                                           Credit Ratings
    (000)                                                                                            (Moody's/S&P)        Value*
====================================================================================================================================
               State Dormitory Auth. Rev., Cornell Univ., Ser. B,
 $  2,000         1.10%, 12/5/02 (Toronto Dominion Bank) (c)                                             Aa1/A1+       $  2,000,000
    1,400         1.25%, 12/5/02 (Morgan Guaranty Trust) (c)                                             VMIG1/A1+        1,400,000
    1,500      State Dormitory Auth. Rev., NY Public Library, Ser. A, 1.10%, 12/4/02 (MBIA) (c)          VMIG1/A1         1,500,000
    3,000      State Local Govt. Assistance Corp., Ser. C, 1.05%, 12/4/02 (Landesbank Hessen) (c)        VMIG1/A1+        3,000,000
                                                                                                                     --------------
               Total New York Variable Rate Notes (cost-$34,876,192)                                                     35,933,094
                                                                                                                     ==============
------------------------------------------------------------------------------------------------------------------------------------
 OTHER VARIABLE RATE NOTES (A)(C)--0.8%
------------------------------------------------------------------------------------------------------------------------------------
               RHODE ISLAND--0.8%
    1,800      State Island Industrial Corp. Marine Terminal Rev., 1.25%, 12/2/02 (cost-$1,800,000)      Aaa/A1+          1,800,000
                                                                                                                     --------------

               TOTAL INVESTMENTS (cost-$236,338,294+++)-100.0%                                                         $237,090,066
                                                                                                                     ==============

================================================================================
+++ The cost basis of securities for federal income tax purposes is $236,338,294. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $2,716,531; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $1,964,759; and net unrealized appreciation for federal income tax purposes is $751,772.

================================================================================
NOTES TO SCHEDULE OF INVESTMENTS

* Long-term debt securities are valued by an independent pricing service authorized by the Board of Trustees.

(a) Variable Rate Notes are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At November 30, 2002, these securities amounted to $131,539,061 or 9.9% of investments, $6,434,076 or 0.9% of investments and $20,933,094 or 8.8% of investments, respectively, for Municipal II, California Municipal II and New York Municipal II.

(c)  Variable Rate Demand Notes.


================================================================================
GLOSSARY:
AMBAC -- insured by American Municipal Bond Assurance Corp.
CP -- Certificates of Participation
FGIC -- insured by insured Financial Guaranty Insurance Co.
FHA -- insured by Federal Housing Administration
FSA -- insured by Financial Security Assurance, Inc.
GNMA -- Government National Mortgage Association
GO -- General Obligation Bonds
LOC -- Letter of Credit
MBIA -- insured by Municipal Bond Investors Assurance
NR -- Not Rated


                              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
              | 11.30.02 | PIMCO Municipal Income Funds II Semi-Annual Report 27

PIMCO MUNICIPAL INCOME FUNDS II STATEMENTS OF ASSETS AND LIABILITIES November 30, 2002 (unaudited)

                                                                                    CALIFORNIA       NEW YORK
                                                                  MUNICIPAL II     MUNICIPAL II    MUNICIPAL II
                                                                 --------------    ------------    ------------
ASSETS:
Investments, at value (cost-$1,331,831,438,
  $679,557,579 and $236,338,294, respectively)                   $1,325,530,333    $677,783,706    $237,090,066
---------------------------------------------------------------  ----------------  --------------  --------------
Cash                                                                  2,654,647              --         350,989
---------------------------------------------------------------  ----------------  --------------  --------------
Interest receivable                                                  19,149,817       8,284,988       3,602,121
---------------------------------------------------------------  ----------------  --------------  --------------
Receivable for investments called                                            --              --       1,650,104
---------------------------------------------------------------  ----------------  --------------  --------------
Prepaid expenses                                                         26,904          25,127          11,489
---------------------------------------------------------------  ----------------  --------------  --------------
Total Assets                                                      1,347,361,701     686,093,821     242,704,769
===============================================================  ================  ==============  ==============

LIABILITIES:
Due to custodian                                                             --       1,324,722              --
---------------------------------------------------------------  ----------------  --------------  --------------
Payable for investments purchased                                    14,861,378       1,200,045       5,003,472
---------------------------------------------------------------  ----------------  --------------  --------------
Dividends payable to common and preferred shareholders                4,950,912       2,465,089         851,834
---------------------------------------------------------------  ----------------  --------------  --------------
Payable for variation margin on futures contracts                     1,171,875              --              --
---------------------------------------------------------------  ----------------  --------------  --------------
Investment management fee payable                                       550,120         282,897          98,265
---------------------------------------------------------------  ----------------  --------------  --------------
Common stock offering costs payable                                     196,100          37,726             296
---------------------------------------------------------------  ----------------  --------------  --------------
Preferred shares offering costs payable                                  21,733          99,712          31,854
---------------------------------------------------------------  ----------------  --------------  --------------
Accrued expenses                                                         95,289          56,197          28,691
---------------------------------------------------------------  ----------------  --------------  --------------
Total Liabilities                                                    21,847,407       5,466,388       6,014,412
---------------------------------------------------------------  ----------------  --------------  --------------
Preferred shares ($25,000 net asset and liquidation
  value per share applicable to an aggregate of 20,200,
  10,400 and 3,600 shares issued and outstanding,
  respectively)                                                     505,000,000     260,000,000      90,000,000
---------------------------------------------------------------  ----------------  --------------  --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                     $  820,514,294    $420,627,433    $146,690,357
===============================================================  ================  ==============  ==============

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common stock, par value $0.00001 per share                       $          577    $        300    $        103
---------------------------------------------------------------  ----------------  --------------  --------------
Paid-in-capital in excess of par                                    819,809,396     425,701,684     146,639,802
---------------------------------------------------------------  ----------------  --------------  --------------
Dividends in excess of net investment income                         (2,453,157)     (2,163,167)       (486,635)
---------------------------------------------------------------  ----------------  --------------  --------------
Net realized loss on investments                                     (2,416,417)     (1,137,511)       (214,685)
---------------------------------------------------------------  ----------------  --------------  --------------
Net unrealized appreciation (depreciation) of
  investments and futures contracts                                   5,573,895      (1,773,873)        751,772
---------------------------------------------------------------  ----------------  --------------  --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                     $  820,514,294    $420,627,433    $146,690,357
===============================================================  ================  ==============  ==============
Common Shares Outstanding                                            57,683,218      29,965,192      10,332,368
---------------------------------------------------------------  ----------------  --------------  --------------
NET ASSET VALUE PER COMMON SHARE                                         $14.22          $14.04          $14.20
===============================================================  ================  ==============  ==============


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
28 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.02 |

PIMCO MUNICIPAL INCOME FUNDS II STATEMENTS OF OPERATIONS
For the period June 28, 2002* through November 30, 2002 (unaudited)

                                                                                     CALIFORNIA       NEW YORK
                                                                   MUNICIPAL II     MUNICIPAL II    MUNICIPAL II
---------------------------------------------------------------  ----------------  --------------  --------------
INVESTMENT INCOME:
Interest                                                         $   21,934,133   $ 10,039,518    $  3,753,015
------------------------------------------------------------     --------------   ------------    ------------

EXPENSES:
Investment management fees                                            3,202,849      1,656,662         572,384
------------------------------------------------------------     --------------   ------------    ------------
Auction agent fees and commissions                                      354,052        184,550          64,551
------------------------------------------------------------     --------------   ------------    ------------
Custodian and accounting agent fees                                     170,964         71,055          38,134
------------------------------------------------------------     --------------   ------------    ------------
Trustees' fees                                                           24,960         12,480           4,680
------------------------------------------------------------     --------------   ------------    ------------
Legal fees                                                               23,400         10,920           3,900
------------------------------------------------------------     --------------   ------------    ------------
Audit and tax service fees                                               22,660         12,500           5,710
------------------------------------------------------------     --------------   ------------    ------------
New York Stock Exchange listing fee                                      19,291         13,948           9,962
------------------------------------------------------------     --------------   ------------    ------------
Reports to shareholders                                                  15,600          9,360           2,340
------------------------------------------------------------     --------------   ------------    ------------
Transfer agent fees                                                      12,480         10,920          10,920
------------------------------------------------------------     --------------   ------------    ------------
Miscellaneous                                                             8,722          5,587           2,649
------------------------------------------------------------     --------------   ------------    ------------
Total expenses                                                        3,854,978      1,987,982         715,230
------------------------------------------------------------     --------------   ------------    ------------
Less: investment management fees waived                                (739,119)      (382,306)       (132,089)
------------------------------------------------------------     --------------   ------------    ------------
  expense offset                                                       (145,764)       (54,045)        (29,629)
------------------------------------------------------------     --------------   ------------    ------------
Net expenses                                                          2,970,095      1,551,631         553,512
------------------------------------------------------------     --------------   ------------    ------------

NET INVESTMENT INCOME                                            $   18,964,038   $  8,487,887    $  3,199,503
============================================================     ==============   ============    ============

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments                                                             371,463         (9,859)         67,228
------------------------------------------------------------     --------------   ------------    ------------
Futures contracts                                                    (2,787,880)    (1,127,652)       (281,913)
------------------------------------------------------------     --------------   ------------    ------------
Net unrealized appreciation (depreciation) of
  investments and futures contracts                                   5,573,895     (1,773,873)        751,772
------------------------------------------------------------     --------------   ------------    ------------
Net realized and unrealized gain (loss)                               3,157,478     (2,911,384)        537,087
------------------------------------------------------------     --------------   ------------    ------------
NET INCREASE IN NET ASSETS RESULTING FROM
INVESTMENT OPERATIONS                                                22,121,516      5,576,503       3,736,590
============================================================     ==============   ============    ============
DIVIDENDS ON PREFERRED SHARES FROM
NET INVESTMENT INCOME                                                (1,977,427)      (919,305)       (331,739)
============================================================     ==============   ============    ============
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS RESULTING FROM INVESTMENT OPERATIONS                $   20,144,089   $  4,657,198    $  3,404,851
============================================================     ==============   ============    ============

* Commencement of operations


                               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
              | 11.30.02 | PIMCO Municipal Income Funds II Semi-Annual Report 29

PIMCO MUNICIPAL INCOME FUNDS II STATEMENTS OF CHANGES IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
For the period June 28, 2002* through November 30, 2002 (unaudited)

                                                                                   CALIFORNIA       NEW YORK
                                                                  MUNICIPAL II    MUNICIPAL II    MUNICIPAL II
                                                                 --------------   ------------    ------------
INVESTMENT OPERATIONS:
Net investment income                                            $   18,964,038   $  8,487,887    $  3,199,503
--------------------------------------------------------------   --------------   ------------    ------------
Net realized loss on investments and futures contracts               (2,416,417)    (1,137,511)       (214,685)
--------------------------------------------------------------   --------------   ------------    ------------
Net unrealized appreciation (depreciation) on
  investments and futures contracts                                   5,573,895     (1,773,873)        751,772
--------------------------------------------------------------   --------------   ------------    ------------
Net increase in net assets resulting from investment
  operations                                                         22,121,516      5,576,503       3,736,590
--------------------------------------------------------------   --------------   ------------    ------------
DIVIDENDS ON PREFERRED SHARES FROM
NET INVESTMENT INCOME                                                (1,977,427)      (919,305)       (331,739)
--------------------------------------------------------------   --------------   ------------    ------------
Net increase in net assets applicable to common
  shareholders resulting from investment operations                  20,144,089      4,657,198       3,404,851
--------------------------------------------------------------   --------------   ------------    ------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
NET INVESTMENT INCOME                                               (19,439,768)    (9,731,749)     (3,354,399)
==============================================================   ==============   ============    ============

CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                          823,703,945    428,317,500     147,473,483
--------------------------------------------------------------   --------------   ------------    ------------
Preferred shares underwriting discount charged to paid-in
  capital in excess of par                                           (5,050,000)    (2,600,000)       (900,000)
--------------------------------------------------------------   --------------   ------------    ------------
Common stock and preferred shares offering costs charged to
  paid-in capital in excess of par                                   (1,330,905)      (869,007)       (483,845)
--------------------------------------------------------------   --------------   ------------    ------------
Reinvestment of dividends                                             2,386,930        753,488         450,264
--------------------------------------------------------------   --------------   ------------    ------------
Net increase in net assets from capital transactions                819,709,970    425,601,981     146,539,902
--------------------------------------------------------------   --------------   ------------    ------------
Total increase in net assets applicable to
  common shareholders                                               820,414,291    420,527,430     146,590,354
==============================================================   ==============   ============    ============

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                     100,003        100,003         100,003
--------------------------------------------------------------   --------------   ------------    ------------
End of period                                                    $  820,514,294    400,627,433     146,690,357
==============================================================   ==============   ============    ============

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                               57,501,148     29,900,000      10,294,833
--------------------------------------------------------------   --------------   ------------    ------------
Issued in reinvestment of dividends                                     175,089         58,211          30,554
--------------------------------------------------------------   --------------   ------------    ------------
NET INCREASE                                                         57,676,237     29,958,211      10,325,387
==============================================================   ==============   ============    ============

* Commencement of operations


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
30 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.02 |

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
November 30, 2002 (unaudited)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Municipal Income Fund II ("Municipal II"), PIMCO California Municipal Income Fund II ("California Municipal II") and PIMCO New York Municipal Income Fund II ("New York Municipal II") collectively referred to as the "Funds" or "PIMCO Municipal Income Funds II", were organized as Massachusetts business trusts on March 29, 2002. Prior to commencing operations on June 28, 2002, the Funds had no operations other than matters relating to their organization and registration as closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance of 6,981 shares of beneficial interest of each Fund at an aggregate purchase price of $100,003 per Fund to Allianz
Dresdner Asset Management of America L.P., ("ADAM"). PIMCO Advisors Fund Management LLC, formerly PIMCO Funds Advisors LLC, (the "Investment Manager"), serves as the Fund's Investment Manager and is an indirect, majority-owned subsidiary of ADAM. ADAM is an indirect, majority-owned subsidiary of Allianz AG.

Municipal II invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. California Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California income taxes. New York Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

Municipal II, California Municipal II and New York Municipal II issued 50,500,000, 26,000,000 and 9,000,000 shares of common stock, respectively, in their initial public offerings. An additional 7,001,148, 3,900,000 and 1,294,833 shares of Municipal II, California Municipal II and New York Municipal II, respectively, were issued in connection with the exercises of the underwriters over-allotment option on July 15, 2002 and August 6, 2002. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. Offering costs of $955,905, $569,007 and $308,845 (representing $0.02 per share for Municipal II and California Municipal II and $0.03 per share for New York Municipal II), were offset against the proceeds of the offerings and have been charged to paid-in capital in excess of par. The Investment Manager has agreed to pay all offering costs (other than the sales load) and organizational expenses exceeding $0.03 per share for each Fund.

In addition, the underwriters discount and offering costs associated with the Funds' issuance of Preferred Shares in the amounts of $5,050,000 and $375,000, $2,600,000 and $300,000 and $900,000 and $175,000, for Municipal II, California
Municipal II and New York Municipal II, respectively, have been charged to paid-in capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds:

(A)  VALUATION OF INVESTMENTS

Portfolio securities and other assets for which market quotations are readily available are valued each day at market value. Market value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services approved by the Board of Trustees. Any security or other asset for which market quotations are not readily available is valued at fair value as determined in good faith under procedures established by the Board of Trustees.

(B)  FEDERAL INCOME TAXES

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of their taxable ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

(C)  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discounts, if any, are accreted daily to taxable income.


                11.30.02 | PIMCO Municipal Income Funds II Semi-Annual Report 31

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
November 30, 2002 (unaudited)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

(d)  DIVIDENDS AND DISTRIBUTIONS--COMMON STOCK

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e)  EXPENSE OFFSET

The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

(f)  FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

Futures contracts outstanding at November 30, 2002 were as follows:

                                            # of       Expiration    Unrealized
Fund                      Type            Contracts       Date      Appreciation
--------------------------------------------------------------------------------
Municipal II      Short: U.S. Treasury
                  30 Year Bond              2,500       12/31/02    $11,875,000

2.   INVESTMENT MANAGER AND SUB-ADVISER

Each Fund has entered into an Investment Management Agreement (the "Agreements") with the Investment Manager to serve as Investment Manager to each Fund. Subject to the supervision of each Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreements, the Investment Manager will receive an annual fee, payable monthly, at the annual rate of 0.65% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). In order to reduce Fund expenses, the Investment Manager has contractually agreed to reimburse each Fund for fees and expenses at the annual rate of 0.15% of the Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of operations through June 30, 2007, and for a declining amount thereafter through June 30, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser") to manage each Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions with respect to each Fund's assets. The Investment Manager (not the Funds) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.50% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.26% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of the Funds' operations through June 30, 2007, and will receive an increasing amount (not to exceed 0.50% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding) thereafter through June 30, 2009. The Investment Manager informed the Funds that it paid the Sub-Adviser $1,281,139, $662,665 and $228,954 in connection with sub-advisory services for Municipal II, California Municipal II and New York Municipal II, respectively, for the period ended November 30, 2002.


32 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.02

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
November 30, 2002 (unaudited)


3.   INVESTMENTS IN SECURITIES

For the period ended November 30, 2002, purchases and sales of investments, other than short-term securities, were as follows:

                                            California              New York
                     Municipal II          Municipal II           Municipal II
--------------------------------------------------------------------------------
Purchases         $1,364,368,936          $759,190,247          $254,968,109
Sales                 34,481,094            77,776,708            19,295,247

4.   CAPITAL

The Funds have an unlimited amount of $0.00001 par value common stock authorized.

5.   AUCTION PREFERRED SHARES

Municipal II has issued 4,040 shares of Preferred Shares Series A, 4,040 shares of Preferred Shares Series B, 4,040 shares of Preferred Shares Series C, 4,040 shares of Preferred Shares Series D and 4,040 shares of Preferred Shares Series E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal II has issued 2,080 shares of Preferred Shares Series A, 2,080 shares of Preferred Shares Series B, 2,080 shares of Preferred Shares Series C, 2,080 shares of Preferred Shares Series D and 2,080 shares of Preferred Shares Series E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal II has issued 1,800 shares of Preferred Shares Series A and 1,800 shares of Preferred Shares Series B, each with a net asset and liquidation value of $25,000 per share, plus accrued dividends.

Dividends  are  accumulated   daily  at  an  annual  rate  set  through  auction
procedures. Distributions of net realized capital gains, if any, are paid annually.

For the period ended November 30, 2002, the annualized dividend rates ranged from:


                                           High           Low       At 11/30/02
--------------------------------------------------------------------------------
MUNICIPAL II:
Series A                                   1.65%         1.20%         1.65%
Series B                                   1.90%         1.20%         1.90%
Series C                                   1.65%         1.00%         1.60%
Series D                                   1.75%         1.11%         1.75%
Series E                                   1.75%         1.20%         1.75%

CALIFORNIA MUNICIPAL II:
Series A                                   1.50%         1.00%         1.19%
Series B                                   1.45%         0.80%         1.00%
Series C                                   1.50%         1.00%         1.10%
Series D                                   1.50%         1.00%         1.00%
Series E                                   1.50%         1.00%         1.20%

NEW YORK MUNICIPAL II:
Series A                                   1.50%         1.00%         1.25%
Series B                                   1.60%         1.00%         1.25%


                11.30.02 | PIMCO Municipal Income Funds II Semi-Annual Report 33

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
November 30, 2002 (unaudited)


5.   AUCTION PREFERRED SHARES (CONCLUDED)

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6.   SUBSEQUENT DIVIDEND DECLARATIONS--COMMON SHAREHOLDERS

On  December  16,  2002,  the  following   dividends  were  declared  to  common
shareholders payable December 31, 2002 to shareholders of record on December 27, 2002:

          Municipal II                         $0.084375 per common share
          California Municipal II              $0.08125 per common share
          New York Municipal II                $0.08125 per common share

On December 17, 2002, Municipal Income II declared a short-term and long-term capital gain distribution of $0.04190 per common share and $0.05150 per common share, respectively. The distributions were payable on January 10, 2003 to shareholders of record on December 27, 2002.

On  January  15,  2003,   the  following   dividends  were  declared  to  common
shareholders payable February 18, 2003 to shareholders of record on January 24, 2003:

          Municipal II                         $0.084375 per common share
          California Municipal II              $0.08125 per common share
          New York Municipal II                $0.08125 per common share

7.   CHANGE IN INVESTMENT POLICY

On December 17, 2002, the Board of Trustees approved a change in the investment policy of each Fund to invest, under normal market conditions, at least 90% of each of its "total" assets in municipal bonds to at least 90% of each of its "net" assets (and not "total" assets) in municipal bonds.


34 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.02

PIMCO MUNICIPAL INCOME FUNDS II FINANCIAL HIGHLIGHTS
For a share of common stock outstanding for the period June 28, 2002* through November 30, 2002 (unaudited)

                                                                              CALIFORNIA       NEW YORK
                                                             MUNICIPAL II    MUNICIPAL II    MUNICIPAL II
----------------------------------------------------------  --------------  --------------  --------------
Net asset value, beginning of period                            $14.33**        $14.33**        $14.33**
----------------------------------------------------------  --------------  --------------  --------------
INVESTMENT OPERATIONS:
Net investment income                                             0.33            0.28            0.31
----------------------------------------------------------  --------------  --------------  --------------
Net realized and unrealized gain (loss)                           0.05           (0.09)           0.05
----------------------------------------------------------  --------------  --------------  --------------
Total from investment operations                                  0.38            0.19            0.36
----------------------------------------------------------  --------------  --------------  --------------
DIVIDENDS ON PREFERRED SHARES FROM
NET INVESTMENT INCOME                                            (0.03)          (0.03)          (0.03)
----------------------------------------------------------  --------------  --------------  --------------
Net increase in net assets applicable to common
  shares resulting from investment operations                     0.35            0.16            0.33
----------------------------------------------------------  --------------  --------------  --------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
NET INVESTMENT INCOME                                            (0.34)          (0.33)          (0.33)
----------------------------------------------------------  --------------  --------------  --------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital
  in excess of par                                               (0.02)          (0.02)          (0.03)
----------------------------------------------------------  --------------  --------------  --------------
Preferred shares offering costs/underwriting discounts
  charged to paid-in capital in excess of par                    (0.10)          (0.10)          (0.10)
----------------------------------------------------------  --------------  --------------  --------------
Total capital share transactions                                 (0.12)          (0.12)          (0.13)
----------------------------------------------------------  --------------  --------------  --------------
Net asset value, end of period                                  $14.22          $14.04          $14.20
----------------------------------------------------------  --------------  --------------  --------------
Market price, end of period                                     $14.34          $14.35          $14.22
----------------------------------------------------------  --------------  --------------  --------------
TOTAL INVESTMENT RETURN (1)                                       (2.2)%          (2.2)%          (3.1)%
----------------------------------------------------------  --------------  --------------  --------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000)                                         $820,514        $420,627        $146,690
----------------------------------------------------------  --------------  --------------  --------------
Ratio of expenses to average net assets (2)(3)(4)                 0.84%(5)        0.85%(6)        0.88%(7)
----------------------------------------------------------  --------------  --------------  --------------
Ratio of net investment income to average net assets (2)(4)       5.39%(5)        4.66%(6)        5.09%(7)
----------------------------------------------------------  --------------  --------------  --------------
Preferred shares asset coverage per share                      $65,612         $65,440         $65,742
----------------------------------------------------------  --------------  --------------  --------------
Portfolio turnover                                                   3%             14%             10%
----------------------------------------------------------  --------------  --------------  --------------

*    Commencement of operations

** Initial public offering price of $15.00 per share less underwriting discount of $0.67 per share.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of the period and a sale at the current market price on the last day for the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under each Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3) Inclusive of expenses offset by earning credits from the custodian bank. (See note 1.(e) in Notes to Financial Statements).

(4)  Annualized

(5) During the period indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.05% (annualized) and 5.18% (annualized), respectively.

(6) During the period indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.06% (annualized) and 4.45% (annualized), respectively.

(7) During the period indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.09% (annualized) and 4.88% (annualized), respectively.

              | 11.30.02 | PIMCO Municipal Income Funds II Semi-Annual Report 35

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway
  Trustee, Chairman, Chairman of the Board
Paul Belica
  Trustee
Robert E. Connor
  Trustee
John J. Delessandro II
  Trustee
Hans W. Kertess
  Trustee
R. Peter Sullivan, III
  Trustee
Brian S. Shlissel
  President & Chief Executive Officer
Newton B. Schott, Jr.
  Executive Vice President & Secretary
Mark V. McCray
  Vice President
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer

INVESTMENT MANAGER
PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund II, PIMCO California Municipal
Income Fund II and PIMCO New York Municipal Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time each Fund may purchase shares of its common stock in the open market.

The financial information included herein is taken from the records of the Fund without examination by independent accountants, who did not express an opinion hereon.

Daily information on the Funds is available at www.pimcoadvisors.com or by calling 1-800-331-1710.

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